Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	GGAL
Entity Registrant Name	GRUPO FINANCIERO GALICIA SA
Entity Central Index Key	0001114700
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	AR
ICFR Auditor Attestation Flag	true
Auditor Name	PRICE WATERHOUSE & Co. S.R.L.
Auditor Firm ID	1349
Auditor Location	Buenos Aires, Argentina
Document Registration Statement	false
Entity File Number	000-30852
Entity Address, Address Line One	Perón 430, 25th floor
Entity Address, City or Town	Buenos Aires
Entity Address, Postal Zip Code	C1038 AAJ
Entity Incorporation, State or Country Code	AR
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	AR
Contact Personnel Name	Diego Rivas
Entity Address, Address Line One	Perón 430, 25° Piso
Entity Address, City or Town	Buenos Aires
Entity Address, Postal Zip Code	C1038AAJ
Local Phone Number	343 7528
City Area Code	54 11 4
Class A ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	281,221,650
Class B ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,193,470,441
American Depository Shares [Member]
Document Information [Line Items]
Trading Symbol	GGAL
Title of 12(b) Security	American Depositary Shares, each representing the right to receive ten ordinary shares, par value Ps.1.00 per share New York Stock Exchange
Security Exchange Name	NASDAQ